Loss per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended						6 Months Ended	9 Months Ended				12 Months Ended				20 Months Ended	23 Months Ended	26 Months Ended	29 Months Ended	32 Months Ended	41 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2013		Dec. 31, 2012		Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2013
Loss per Share
Net Loss attributable to Prospect Global Resources Inc.	$ (20,585)		$ (34,085)		$ (22,107)	$ (6,571)	$ (28,678)	$ (37,930)		$ (62,764)		$ (79,854)		$ (63,566)		$ (80,399)	$ (86,970)	$ (109,077)	$ (140,162)	$ (160,254)	$ (198,184)
Weighted average number of common shares outstanding - basic	4,203,000		1,286,000					2,820,000		1,058,000		1,155,000		560,000						716,000	1,393,000
Weighted average number of common shares outstanding - fully diluted	4,203,000		1,286,000					2,820,000		1,058,000		1,155,000		560,000						716,000	1,393,000
Loss per share of common stock:
Basic and fully diluted loss per share of common stock (in dollars per share)	$ (5.01)	[1]	$ (26.50)	[1]	$ (20.21)	$ (8.32)	$ (30.41)	$ (13.62)	[1]	$ (59.32)	[1]	$ (69.14)	[2]	$ (113.51)	[2]	$ (174.40)	$ (172.22)	$ (189.70)	$ (218.66)	$ (223.82) [2]	$ (142.61) [1]
Antidilutive potentially dilutive warrants, grants and options which were not included in the computation of Loss Per Share (in share)								8,000,000				600,000

[1]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September 4, 2013 1-for-50 reverse stock split.
[2]	All common share amounts and computations using such amounts have been retroactively adjusted to reflect the September?4, 2013 1-for-50 reverse stock split.